ASSETS HELD FOR SALE (Details 1) - USD ($)	Dec. 25, 2021	Jun. 26, 2021	Jun. 27, 2020	Jun. 29, 2019
Long Lived Assets Held-for-sale [Line Items]
Cash and Cash Equivalents	$ 47,724,000	$ 11,874,000
Inventory	20,735,000	20,093,000
Other Current Assets	8,939,000	7,870,000
Property and Equipment, Net	134,563,000	137,830,000
Operating Lease Right-of-Use Assets	69,354,000	77,422,000
Goodwill	32,900,000	32,900,000
TOTAL ASSETS OF SUBSIDIARIES CLASSIFIED AS HELD FOR SALE	490,872,000	472,463,000
Accounts Payable and Accrued Liabilities	54,250,000	57,139,000
Other Current Liabilities	12,300,000	15,678,000
Operating Lease Liabilities, Net of Current Portion	9,147,000	9,236,000
TOTAL LIABILITIES OF SUBSIDIARIES CLASSIFIED AS HELD FOR SALE	$ 710,201,000	726,097,000
Medmen Enterprises Inc. [Member]
Long Lived Assets Held-for-sale [Line Items]
Cash and Cash Equivalents		11,873,256	$ 9,598,736	$ 32,254,404
Inventory		20,093,018	20,676,253
Other Current Assets		7,869,974	9,151,613
Property and Equipment, Net		137,830,268	165,986,685
Operating Lease Right-of-Use Assets		77,422,356	100,394,078
Goodwill		32,900,457	32,900,457
TOTAL ASSETS OF SUBSIDIARIES CLASSIFIED AS HELD FOR SALE		472,463,690	574,263,553
Accounts Payable and Accrued Liabilities		57,138,783	76,627,718
Other Current Liabilities		15,678,281	19,743,193
Operating Lease Liabilities, Net of Current Portion		9,235,822	8,514,086
TOTAL LIABILITIES OF SUBSIDIARIES CLASSIFIED AS HELD FOR SALE		$ 726,097,309	751,152,033
Assets Held For Sale [Member] | Medmen Enterprises Inc. [Member]
Long Lived Assets Held-for-sale [Line Items]
Cash and Cash Equivalents			743,271
Prepaid Expenses			7,798
Inventory			520,464
Other Current Assets			81,427
Property and Equipment, Net			717,952
Operating Lease Right-of-Use Assets			190,986
Intangible Assets, Net			5,227,288
Goodwill			4,577,242
TOTAL ASSETS OF SUBSIDIARIES CLASSIFIED AS HELD FOR SALE			12,066,428
Accounts Payable and Accrued Liabilities			963,255
Income Taxes Payable			159,053
Other Current Liabilities			27,854
Operating Lease Liabilities, Net of Current Portion			296,694
Deferred Tax Liabilities			2,151,879
TOTAL LIABILITIES OF SUBSIDIARIES CLASSIFIED AS HELD FOR SALE			$ 3,598,735